Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2013	December 31, 2014
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(a)	5,000,000	4,200,000
Manolis Shipping Ltd.	(b)	5,840,000	5,200,000
Saf-Concord Shipping Ltd.	(c)	5,250,000	4,250,000
Eleni Shipping Ltd.	(d)	5,400,000	-
Pantelis Shipping Corp.	(e)	7,360,000	6,240,000
Aggeliki Shipping Ltd.	(f)	4,864,000	3,652,000
Noumea Shipping Ltd.	(g)	11,930,000	9,240,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	(h)	-	14,600,000
Euroseas Ltd.	(i)	-	6,875,000
		45,644,000	54,257,000
Less: Current portion		(12,862,000)	(19,512,000)
Long-term portion		32,782,000	34,745,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2015	19,512,000
2016	15,070,000
2017	9,275,000
2018	1,400,000
Thereafter	9,000,000
Total	$54,257,000